Annual Fund Operating Expenses - VanEck U.S. Equity Buffer ETF - July - VanEck U.S. Equity Buffer ETF - July Class	Aug. 24, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.50%	[1]

[1]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least March 1, 2028.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.